Cover Page Document	Jun. 09, 2026
Cover [Abstract]
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Jun. 09, 2026
Entity Registrant Name	CME GROUP INC.
Entity Tax Identification Number	36-4459170
Entity Address, Street Address	20 South Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	930-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001156375
Amendment Flag	false
Entity File Number	001-31553